Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Payables
Employee cost liabilities	$ 353	$ 989
Other liabilities	312	46
Total other payables	$ 665	$ 1,035